Commitments and Contingencies - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2010 USD ($) Program	Dec. 31, 2023 USD ($)	Jun. 30, 2005 USD ($)
Commitments And Contingencies [Line Items]
Complaint filing date	Mar. 06, 2025
Other noncurrent liability	$ 1,000	$ 2,000		$ 2,000
Anawah, Inc [Member]
Commitments And Contingencies [Line Items]
Contingent liability			$ 3,000		$ 5,000
Date of merger and reorganization	Jun. 30, 2005	Jun. 30, 2005
Restructuring activities, description	2010, the Company ceased activities relating to three of the six Anawah product programs	2010, the Company ceased activities relating to three of the six Anawah product programs
Number of development programs ceased | Program			3
Number of development programs | Program			6
Other noncurrent liability	$ 1,000	$ 2,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract	1 year	1 year
Royalty payments due, percentage of net revenue as defined in the In-Licensing agreements		2.00%
Minimum [Member] | Industrial Seed Innovations [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract		1 year
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract	5 years	5 years
Royalty payments due, percentage of net revenue as defined in the In-Licensing agreements		15.00%
Maximum [Member] | Industrial Seed Innovations [Member]
Commitments And Contingencies [Line Items]
Operating leases, term of contract		3 years